Earnings Per Unit (Tables)	6 Months Ended
Jun. 30, 2021
Marketwise, LLC
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule of Earnings Per Unit, Basic and Diluted
The following table sets forth the computation of basic and diluted earnings per unit:

		Three Months Ended June 30, 2021
		Class A Units	Class B Units
Numerator
Distributed earnings		$1,181	$456
Undeclared and undistributed earnings:
Net loss	$(7,895)
Minus: Distributions to Class A unitholders	1,181
Undeclared and undistributed loss	(9,076)
Undeclared and undistributed (loss) earnings by unit class		(9,076)	—
Total (loss) earnings by unit class		$(7,895)	$456
Denominator
Weighted average units used in computing earnings per unit, basic and diluted		528,519	526,580
Earnings per unit class:
Distributed earnings		$2.23	$0.87
Undistributed loss		(17.17)	—
Total		$(14.94)	$0.87

		Three Months Ended June 30, 2020
		Class A Units	Class B Units
Numerator
Distributed earnings		$8,378	$5,757
Undeclared and undistributed earnings:
Net income	$(80,045)
Minus: Distributions to Class A unitholders	8,378
Undeclared and undistributed earnings	(88,423)
Undeclared and undistributed earnings by unit class		(88,423)	—
Total earnings by unit class		$(80,045)	$5,757
Denominator
Weighted average units used in computing earnings per unit, basic and diluted		547,466	496,732
Earnings per unit class:
Distributed earnings		$15.30	$11.59
Undistributed earnings		(161.51)	—
Total		$(146.21)	$11.59

		Six Months Ended June 30, 2021
		Class A Units	Class B Units
Numerator
Distributed earnings		$15,098	$6,107
Undeclared and undistributed earnings:
Net loss	$(622,348)
Minus: Distributions to Class A unitholders	15,098
Undeclared and undistributed loss	(637,446)
Undeclared and undistributed (loss) earnings by unit class		(637,446)	—
Total (loss) earnings by unit class		$(622,348)	$6,107
Denominator
Weighted average units used in computing earnings per unit, basic and diluted		528,519	526,580
Earnings per unit class:
Distributed earnings		$28.57	$11.60
Undistributed loss		(1,206.10)	—
Total		$(1,177.53)	$11.60

		Six Months Ended June 30, 2020
		Class A Units	Class B Units
Numerator
Distributed earnings		$66,145	$38,070
Undeclared and undistributed earnings:
Net loss	$(96,546)
Minus: Distributions to Class A unitholders	66,145
Undeclared and undistributed loss	(162,691)
Undeclared and undistributed (loss) earnings by unit class		(162,691)	—
Total (loss) earnings by unit class		$(96,546)	$38,070
Denominator
Weighted average units used in computing earnings per unit, basic and diluted		548,596	495,201
Earnings per unit class:
Distributed earnings		$120.57	$76.88
Undistributed loss		(296.56)	—
Total		$(175.99)	$76.88
The following table sets forth the computation of basic and diluted earnings per unit:

		Year ended December 31, 2020
		Class A Units	Class B Units
Numerator
Distributed earnings		$101,767	$78,398
Undeclared and undistributed earnings:
Net loss	$(538,373)
Minus: Distributions to Class A unitholders	101,767
Undeclared and undistributed loss	(640,140)
Undeclared and undistributed (loss) earnings by unit class		(640,140)	—
Total (loss) earnings by unit class		$(538,373)	$78,398
Denominator
Weighted average units used in computing earnings per unit, basic and diluted		548,028	495,971
Earnings per unit class:
Distributed earnings		$185.70	$158.07
Undistributed loss		(1,168.08)	—
Total		$(982.38)	$158.07

		Year ended December 31, 2019
		Class A Units	Class B Units
Numerator
Distributed earnings		$20,471	$14,831
Undeclared and undistributed earnings:
Net income	$27,957
Minus: Distributions to Class A unitholders	20,471
Undeclared and undistributed earnings	7,486
Undeclared and undistributed earnings by unit class		4,348	3,138
Total earnings by unit class		$24,819	$17,969
Denominator
Weighted average units used in computing earnings per unit, basic and diluted		594,327	416,369
Earnings per unit class:
Distributed earnings		$34.44	$35.62
Undistributed earnings		7.36	7.48
Total		$41.80	$43.10

		Year ended December 31, 2018
		Class A Units	Class B Units
Numerator
Distributed earnings		$22,017	$17,135
Undeclared and undistributed earnings:
Net income	$18,601
Minus: Distributions to Class A unitholders	22,017
Undeclared and undistributed loss	(3,416)
Undeclared and undistributed loss by unit class		(3,416)	—
Total earnings by unit class		$18,601	$17,135
Denominator
Weighted average units used in computing earnings per unit, basic and diluted		611,547	395,000
Earnings per unit class:
Distributed earnings		$36.00	$43.38
Undistributed loss		(5.59)	—
Total		$30.42	$43.38